Average Annual Total Returns{- Fidelity® SAI U.S. Treasury Bond Index Fund} - 02.28 Fidelity SAI U.S. Treasury Bond Index Fund PRO-09 - Fidelity® SAI U.S. Treasury Bond Index Fund	Fidelity SAI U.S. Treasury Bond Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI U.S. Treasury Bond Index Fund-Default Return Before Taxes Past 5 years	Fidelity SAI U.S. Treasury Bond Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI U.S. Treasury Bond Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI U.S. Treasury Bond Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity SAI U.S. Treasury Bond Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI U.S. Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI U.S. Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity SAI U.S. Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Since Inception		LB009 Past 1 year	LB009 Past 5 years	LB009 Since Inception
Total	(2.40%)	3.02%	2.29%	[1]	(2.79%)	2.15%	1.46%	[1]	(1.42%)	2.00%	1.44%	[1]	(2.32%)	3.07%	2.37%	[1]

[1]	(a)From March 1, 2016